LEASES	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
LEASES
11.	LEASES

The Company has operating leases primarily for office and operation space. The Company’s operating lease arrangements have remaining lease terms of one year
to
ten years
.
Operating lease costs were
RMB
405
 million for the
year
ended December 31, 2019.
Supplemental cash flow information related to leases were as follows:

2019
RMB (in millions)
Cash paid for amounts included in the measurement of lease liabilities	403
Right-of-use assets obtained in exchange for operating lease liabilities	497

Supplemental consolidated balance sheet information related to leases were as follows:

As of December 31, 2019
RMB (in millions)
Right-of-use assets	1,207
Current lease liabilities included within Other payables and accruals	438
Long-term lease liabilities	749

Total lease liabilities	1,187

Weighted average remaining lease term	4 years
Weighted average discount rate	4.2%

Maturities of lease liabilities are as follows:

As of December 31, 2019
RMB ( i n millions)
2020	426
2021	351
2022	239
2023	141
2024	48
Thereafter	100

Total operating lease payments	1,305
Less: imputed interest	(118)

Total	1,187

As of December 31, 2019, the operating lease arrangem
ents of the Company, primarily for offices premises, that have not yet commenced is immaterial.

For the year ended December 31, 2019, the variable lease costs, short-term lease costs and sub-lease income are immaterial.
At December 31, 2018, minimum lease payments for operating leases under the previous lease standard (“ASC 840”) were as follows (in millions):

As of December 31, 2018
RMB (in millions)
2019	335
2020	225
2021	154
2022	96
2023	73
Thereafter	114

Total minimum lease payments	997

For the years ended December 31, 2017 and 2018, the Company recognized lease expense of RMB445 million and RMB502 million, respectively, under ASC 840.